INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2011	2010

Raw materials	$21,452	$16,663
Work in process	-	361
Finished goods	26,832	24,777

Total inventories	$48,284	$41,801